STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY AND ACCUMULATED OTHER COMPREHENSIVE LOSS	STOCKHOLDERS' EQUITY
Share Repurchase Program
On June 1, 2019, the Company's Board of Directors approved a $2 billion share buyback program, which expires on June 1, 2021. During the year ended December 31, 2020, the Company repurchased and retired 6.1 million shares for $232 million. As of the year ended December 31, 2020, the Company had repurchased and retired 16.9 million shares under this program at a total cost of $982 million.

Common Stock
The following table provides a reconciliation of DuPont Common Stock activity for the years ended December 31, 2020, 2019 and 2018:

Shares of DuPont Common Stock	Issued	Held in Treasury
In thousands
Balance at January 1, 2018	780,485	4,708
Issued	3,658	—
Repurchased	—	23,110
Balance at December 31, 2018	784,143	27,818
Issued	2,656	—
Repurchased	—	20,416
Retired [1]	(48,234)	(48,234)
Balance at December 31, 2019	738,565	—
Issued	1,719	—
Repurchased	—	6,080
Retired	(6,080)	(6,080)
Balance at December 31, 2020	734,204	—
1.Includes 37 million shares of common stock held in treasury that were retired in June 2019, which were returned to the status of authorized but unissued shares.

Retained Earnings
There are no significant restrictions limiting the Company's ability to pay dividends. Dividends declared and paid to common stockholders during the years ended December 31, 2020, 2019, and 2018 are summarized in the following table:

Dividends Declared and Paid	2020	2019	2018
In millions
Dividends declared to common stockholders [1]	$882	$1,611	$3,491
Dividends paid to common stockholders [1]	$882	$1,611	$3,491
1.The 2019 and 2018 dividends declared and paid include dividends declared and paid to DowDuPont common stockholders prior to the DWDP Distributions.

Undistributed earnings of nonconsolidated affiliates included in retained earnings were $950 million at December 31, 2020 and $1,067 million at December 31, 2019.
Accumulated Other Comprehensive Loss
The following table summarizes the activity related to each component of accumulated other comprehensive loss ("AOCL") for the years ended December 31, 2020, 2019, and 2018:

Accumulated Other Comprehensive Loss	Unrealized Gains (Losses) on Investments	Cumulative Translation Adj	Pension and OPEB	Derivative Instruments	Total
In millions
2018
Balance at January 1, 2018 [1]	$17	$(1,935)	$(6,923)	$(111)	$(8,952)
Other comprehensive income (loss) before reclassifications	(74)	(1,739)	(1,086)	(15)	(2,914)
Amounts reclassified from accumulated other comprehensive income (loss)	7	(4)	460	66	529
Net other comprehensive income (loss)	$(67)	(1,743)	(626)	51	$(2,385)
Reclassification of stranded tax effects [2]	$(1)	(107)	(927)	(22)	$(1,057)
Balance at December 31, 2018	$(51)	$(3,785)	$(8,476)	$(82)	$(12,394)
2019
Other comprehensive income (loss) before reclassifications	68	(446)	(206)	(43)	(627)
Amounts reclassified from accumulated other comprehensive income (loss)	(1)	(18)	141	(15)	107
Net other comprehensive income (loss)	$67	$(464)	$(65)	$(58)	$(520)
Spin-offs of Dow and Corteva	$(16)	$3,179	$8,196	$139	$11,498
Balance at December 31, 2019	$—	$(1,070)	$(345)	$(1)	$(1,416)
2020
Other comprehensive income (loss) before reclassifications	—	1,540	(102)	—	1,438
Amounts reclassified from accumulated other comprehensive income	—	—	22	—	22
Net other comprehensive income (loss)	$—	$1,540	$(80)	$—	$1,460
Balance at December 31, 2020	$—	$470	$(425)	$(1)	$44
1.At January 1, 2018 the balance of "Unrealized gains (losses) on investments" was increased by $20 million to reflect the impact of adoption of ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which was adopted in the first quarter of 2018.
2. Amounts reclassified to retained earnings as a result of the adoption of ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which was adopted April 1, 2018. The ASU allowed a reclassification from AOCL to retained earnings for stranded tax effects resulting from The Act.

The tax effects on the net activity related to each component of other comprehensive income (loss) for the years ended December 31, 2020, 2019, and 2018 were as follows:

Tax Benefit (Expense)	2020	2019	2018
In millions
Unrealized gains (losses) on investments	$—	$(18)	$17
Cumulative translation adjustments	—	(1)	(6)
Pension and other post-employment benefit plans	37	31	152
Derivative instruments	—	16	(14)
Tax expense from income taxes related to other comprehensive income (loss) items	$37	$28	$149
A summary of the reclassifications out of AOCL for the years ended December 31, 2020, 2019, and 2018 is provided as follows:

Reclassifications Out of Accumulated Other Comprehensive Loss	2020	2019	2018	Income Classification
In millions
Unrealized (gains) losses on investments	$—	$(1)	$9	See (1) below
Tax expense (benefit)	—	—	(2)	See (2) below
Unrealized (gains) losses on investments, after tax	$—	$(1)	$7
Cumulative translation adjustments	$—	$(18)	$(4)	See (3) below
Pension and other post-employment benefit plans	$19	$174	$599	See (4) below
Tax benefit	3	(33)	(139)	See (2) below
Pension and other post-employment benefit plans, after tax	$22	$141	$460
Derivative Instruments	$—	$(18)	$83	See (5) below
Tax expense (benefit)	—	3	(17)	See (2) below
Derivative Instruments, after tax	$—	$(15)	$66
Total reclassifications for the period, after tax	$22	$107	$529
1. "Net sales" and "Sundry income (expense) - net."
2. "Provision for income taxes on continuing operations."
3. "Sundry income (expense) - net."
4. These AOCL components are included in the computation of net periodic benefit cost of the Company's defined benefit pension and other post-employment benefit plans. See Note 19 for additional information.
5. "Cost of sales," "Sundry income (expense) - net" and "Interest expense."